Income tax (Tables)	6 Months Ended
Jul. 31, 2019
Income Taxes [Abstract]
Major components of income tax credit (expense)

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
	£000s	£000s	£000s	£000s
Current period research and development tax credit on qualifying expenditure	1,093	(1,036)	1,798	—
Tax (expense) / credit related to the US operations	(63)	(20)	43	(110)
Total current tax	1,030	(1,056)	1,841	(110)

Release of temporary difference relating to intangible asset	32	565	63	565
Total deferred tax	32	565	63	565

Total tax credit / (expense) for the period	1,062	(491)	1,904	455